Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
March 31, 2024
O1T-NPRT1-0524
1.951056.111
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 18.9%
Entertainment - 3.0%
Capcom Co. Ltd.	21,200	395,767
Liberty Media Corp. Liberty Formula One Class C	211,198	13,854,589
Liberty Media Corp. Liberty Live Class C	9,488	415,764
Live Nation Entertainment, Inc. (a)	20,300	2,147,131
Netflix, Inc. (a)	396,209	240,629,612
The Walt Disney Co.	135,000	16,518,600
Universal Music Group NV	1,298,355	39,016,026
Warner Bros Discovery, Inc. (a)	108,900	950,697
		313,928,186
Interactive Media & Services - 15.9%
Alphabet, Inc.:
Class A (a)	1,293,312	195,199,580
Class C (a)	1,293,500	196,948,310
Bumble, Inc. (a)	79,054	897,263
Epic Games, Inc. (a)(b)(c)	7,100	4,260,000
Meta Platforms, Inc. Class A	2,648,654	1,286,133,407
Reddit, Inc.:
Class A	28,100	1,385,892
Class B (j)	59,496	2,934,343
Shutterstock, Inc. (d)	30,005	1,374,529
		1,689,133,324
TOTAL COMMUNICATION SERVICES		2,003,061,510
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	181,500	4,647,318
Hyundai Motor Co. Ltd.	105,760	18,570,607
Rad Power Bikes, Inc. (a)(b)(c)	145,919	68,582
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	150,652	379,643
Tesla, Inc. (a)	11,300	1,986,427
Toyota Motor Corp.	188,200	4,756,749
		30,409,326
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	3,015,640	543,961,143
Coupang, Inc. Class A (a)	338,926	6,029,494
Dollarama, Inc.	32,400	2,468,241
Kohl's Corp. (d)	88,721	2,586,217
MercadoLibre, Inc. (a)	7,100	10,734,916
Pan Pacific International Holdings Ltd.	44,000	1,164,090
		566,944,101
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	26,500	5,845,370
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	469,600	77,465,216
Booking Holdings, Inc.	6,200	22,492,856
Cava Group, Inc. (d)	101,374	7,101,249
Chipotle Mexican Grill, Inc. (a)	15,054	43,758,516
Deliveroo PLC Class A (a)(e)	189,638	283,153
Domino's Pizza, Inc.	4,600	2,285,648
Doordash, Inc. (a)	12,900	1,776,588
Evolution AB (e)	16,900	2,100,817
Flutter Entertainment PLC (a)	9,600	1,913,217
Hilton Worldwide Holdings, Inc.	186,413	39,763,757
Light & Wonder, Inc. Class A (a)	25,210	2,573,689
Marriott International, Inc. Class A	14,700	3,708,957
McDonald's Corp.	83,100	23,430,045
Red Rock Resorts, Inc.	21,900	1,310,058
Restaurant Brands International, Inc.	87,124	6,918,850
Starbucks Corp.	900	82,251
Yum China Holdings, Inc.	23,000	915,170
		237,880,037
Household Durables - 0.7%
Blu Investments LLC (a)(b)(c)	21,093,998	6,539
D.R. Horton, Inc.	65,411	10,763,380
Garmin Ltd.	13,538	2,015,402
Lennar Corp. Class A	346,154	59,531,565
		72,316,886
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A (a)	33,800	4,236,154
Academy Sports & Outdoors, Inc.	92,468	6,245,289
AutoZone, Inc. (a)	300	945,495
Dick's Sporting Goods, Inc.	105,004	23,611,199
Fanatics, Inc. Class A (a)(b)(c)	139,938	10,351,214
Fast Retailing Co. Ltd.	19,000	5,886,696
Gap, Inc.	213,700	5,887,435
Industria de Diseno Textil SA	22,000	1,107,838
O'Reilly Automotive, Inc. (a)	39,146	44,191,136
Ross Stores, Inc.	34,600	5,077,896
TJX Companies, Inc.	437,800	44,401,676
Williams-Sonoma, Inc.	139,314	44,236,374
		196,178,402
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	7,500	1,674,915
Asics Corp.	23,300	1,093,736
Canva, Inc. Class A (b)(c)	6,900	7,359,954
China Hongxing Sports Ltd. (a)(c)	22,200	0
Crocs, Inc. (a)	7,700	1,107,260
Deckers Outdoor Corp. (a)	13,084	12,315,446
lululemon athletica, Inc. (a)	5,334	2,083,727
On Holding AG (a)	302,700	10,709,526
Ralph Lauren Corp.	21,700	4,074,392
		40,418,956
TOTAL CONSUMER DISCRETIONARY		1,149,993,078
CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Anheuser-Busch InBev SA NV ADR	14,700	893,466
Constellation Brands, Inc. Class A (sub. vtg.)	4,000	1,087,040
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	21,900	2,852,913
Kweichow Moutai Co. Ltd. (A Shares)	3,589	845,051
PepsiCo, Inc.	4,500	787,545
The Coca-Cola Co.	369,850	22,627,423
		29,093,438
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	123,600	7,054,384
Casey's General Stores, Inc.	25,500	8,120,475
Costco Wholesale Corp.	130,437	95,562,059
Performance Food Group Co. (a)	13,600	1,015,104
Walmart, Inc.	140,700	8,465,919
		120,217,941
Food Products - 0.1%
Bowery Farming, Inc. warrants (a)(b)(c)	7,186	14,731
Mondelez International, Inc.	191,300	13,391,000
		13,405,731
Personal Care Products - 0.1%
L'Oreal SA	25,928	12,278,766
Oddity Tech Ltd.	17,100	742,995
		13,021,761
TOTAL CONSUMER STAPLES		175,738,871
ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	29,300	1,605,933
TechnipFMC PLC	48,400	1,215,324
		2,821,257
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	16,900	490,100
Cameco Corp.	179,200	7,762,944
Canadian Natural Resources Ltd.	384,900	29,361,572
Cheniere Energy, Inc.	33,036	5,328,046
ConocoPhillips Co.	328,977	41,872,193
Diamondback Energy, Inc.	110,646	21,926,718
EOG Resources, Inc.	85,000	10,866,400
Exxon Mobil Corp.	667,100	77,543,704
Hess Corp.	722	110,206
Marathon Petroleum Corp.	126,800	25,550,200
Phillips 66 Co.	20,700	3,381,138
PrairieSky Royalty Ltd.	95,300	1,866,531
Reliance Industries Ltd.	29,800	1,062,092
Sable Offshore Corp. (b)	352,000	3,857,920
Valero Energy Corp.	211,600	36,118,004
		267,097,768
TOTAL ENERGY		269,919,025
FINANCIALS - 13.8%
Banks - 2.7%
AIB Group PLC	664,900	3,374,308
Banco Santander SA (Spain)	1,006,700	4,917,158
Bank of America Corp.	1,581,162	59,957,663
Bank of Ireland Group PLC	225,600	2,302,265
Citigroup, Inc.	220,400	13,938,096
East West Bancorp, Inc.	13,500	1,067,985
First Citizens Bancshares, Inc.	5,200	8,502,000
JPMorgan Chase & Co.	677,924	135,788,177
Nu Holdings Ltd. (a)	847,400	10,109,482
Royal Bank of Canada	100,200	10,106,178
Starling Bank Ltd. Series D (a)(b)(c)	1,611,012	6,771,018
Wells Fargo & Co.	513,300	29,750,868
		286,585,198
Capital Markets - 0.8%
Blackstone, Inc.	28,500	3,744,045
Brookfield Asset Management Ltd.:
Class A	4,520	189,870
Class A	192,500	8,088,850
Brookfield Corp. (Canada) Class A	34,000	1,422,701
CME Group, Inc.	16,000	3,444,640
Coinbase Global, Inc. (a)	35,331	9,366,955
Goldman Sachs Group, Inc.	10,300	4,302,207
KKR & Co. LP	42,800	4,304,824
London Stock Exchange Group PLC	47,600	5,695,535
Moody's Corp.	2,400	943,272
Morgan Stanley	161,700	15,225,672
MSCI, Inc.	14,311	8,020,600
Raymond James Financial, Inc.	1,800	231,156
TulCo LLC (a)(b)(c)(f)	7,549	5,749,016
UBS Group AG	319,830	9,837,650
		80,566,993
Consumer Finance - 0.4%
American Express Co.	166,900	38,001,461
Capital One Financial Corp.	26,300	3,915,807
Discover Financial Services	27,571	3,614,282
		45,531,550
Financial Services - 7.9%
Berkshire Hathaway, Inc. Class A (a)	1,004	636,977,760
Block, Inc. Class A (a)	22,500	1,903,050
MasterCard, Inc. Class A	69,400	33,420,958
PayPal Holdings, Inc. (a)	63,300	4,240,467
Visa, Inc. Class A	583,800	162,926,904
		839,469,139
Insurance - 2.0%
American International Group, Inc.	449,900	35,168,683
Arthur J. Gallagher & Co.	42,611	10,654,454
Chubb Ltd.	142,368	36,891,820
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,600	35,140,275
Intact Financial Corp.	132,185	21,472,805
Marsh & McLennan Companies, Inc.	60,500	12,461,790
Progressive Corp.	191,000	39,502,620
The Travelers Companies, Inc.	83,508	19,218,531
		210,510,978
TOTAL FINANCIALS		1,462,663,858
HEALTH CARE - 12.5%
Biotechnology - 5.2%
Apogee Therapeutics, Inc.	20,200	1,342,290
BioNTech SE ADR (a)	26,800	2,472,300
Celldex Therapeutics, Inc. (a)	60,400	2,534,988
Denali Therapeutics, Inc. (a)	36,100	740,772
Galapagos NV sponsored ADR (a)	74,922	2,412,488
Janux Therapeutics, Inc. (a)	23,800	896,070
Moderna, Inc. (a)	41,100	4,379,616
Moonlake Immunotherapeutics (a)(d)	41,300	2,074,499
Neurocrine Biosciences, Inc. (a)	7,500	1,034,400
Recursion Pharmaceuticals, Inc. (a)(d)	179,971	1,794,311
Regeneron Pharmaceuticals, Inc. (a)	278,361	267,919,679
Sarepta Therapeutics, Inc. (a)	3,300	427,218
Vaxcyte, Inc. (a)	53,100	3,627,261
Vertex Pharmaceuticals, Inc. (a)	619,000	258,748,190
Viking Therapeutics, Inc. (a)	16,900	1,385,800
		551,789,882
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	60,700	5,055,703
Boston Scientific Corp. (a)	539,000	36,916,110
DexCom, Inc. (a)	31,500	4,369,050
EssilorLuxottica SA	9,300	2,103,984
Intuitive Surgical, Inc. (a)	204,550	81,633,860
Shockwave Medical, Inc. (a)	3,200	1,042,016
Straumann Holding AG	5,653	902,625
Stryker Corp.	52,600	18,823,962
The Cooper Companies, Inc.	30,900	3,135,114
		153,982,424
Health Care Providers & Services - 0.8%
Cencora, Inc.	4,300	1,044,857
Molina Healthcare, Inc. (a)	2,200	903,826
UnitedHealth Group, Inc.	165,178	81,713,557
		83,662,240
Life Sciences Tools & Services - 0.1%
Danaher Corp.	24,835	6,201,796
IQVIA Holdings, Inc. (a)	5,900	1,492,051
Mettler-Toledo International, Inc. (a)	556	740,197
Thermo Fisher Scientific, Inc.	5,460	3,173,407
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	65,157	3,625,335
		15,232,786
Pharmaceuticals - 4.9%
Eli Lilly & Co.	427,252	332,384,966
Intra-Cellular Therapies, Inc. (a)	42,905	2,969,026
Merck & Co., Inc.	1,117,400	147,440,930
Novo Nordisk A/S Series B	95,400	12,237,283
Royalty Pharma PLC	548,642	16,662,258
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	460,525	6,498,008
		518,192,471
TOTAL HEALTH CARE		1,322,859,803
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	14,100	4,411,608
General Dynamics Corp.	6,900	1,949,181
Howmet Aerospace, Inc.	101,500	6,945,645
Lockheed Martin Corp.	3,200	1,455,584
Relativity Space, Inc. warrants (a)(b)(c)	8,037	125,297
Rolls-Royce Holdings PLC (a)	430,100	2,314,096
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	212,910	20,652,270
Class C (a)(b)(c)	7,830	759,510
TransDigm Group, Inc.	16,600	20,444,560
		59,057,751
Air Freight & Logistics - 0.0%
Zipline International, Inc. (a)(b)(c)	28,830	1,035,285
Building Products - 0.6%
Carrier Global Corp.	91,300	5,307,269
Masco Corp.	6,133	483,771
The AZEK Co., Inc. (a)	12,700	637,794
Trane Technologies PLC	199,400	59,859,880
		66,288,714
Commercial Services & Supplies - 0.6%
Cintas Corp.	25,431	17,471,860
Clean Harbors, Inc. (a)	98,875	19,904,526
Clean TeQ Water Pty Ltd. (a)(d)	2,653	640
GFL Environmental, Inc.	268,200	9,248,549
Republic Services, Inc.	35,500	6,796,120
Veralto Corp.	62,311	5,524,493
Waste Connections, Inc. (United States)	12,700	2,184,527
		61,130,715
Electrical Equipment - 1.9%
Eaton Corp. PLC	418,200	130,762,776
Fuji Electric Co. Ltd.	2,900	194,603
GE Vernova LLC	8,800	1,203,400
Generac Holdings, Inc. (a)	21,200	2,674,168
Hubbell, Inc. Class B	139,156	57,756,698
Nextracker, Inc. Class A (a)	89,900	5,058,673
nVent Electric PLC	81,300	6,130,020
		203,780,338
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd.	233,500	20,587,579
Old Dominion Freight Lines, Inc.	48,800	10,702,328
Uber Technologies, Inc. (a)	156,500	12,048,935
		43,338,842
Industrial Conglomerates - 1.3%
3M Co.	50,300	5,335,321
General Electric Co.	766,937	134,620,452
		139,955,773
Machinery - 1.0%
Caterpillar, Inc.	61,800	22,645,374
Deere & Co.	24,700	10,145,278
Fortive Corp.	118,843	10,222,875
Indutrade AB	34,800	949,002
Ingersoll Rand, Inc.	40,100	3,807,495
Mitsubishi Heavy Industries Ltd.	117,500	1,064,942
PACCAR, Inc.	347,990	43,112,481
Parker Hannifin Corp.	23,700	13,172,223
		105,119,670
Passenger Airlines - 0.4%
Copa Holdings SA Class A	9,567	996,499
Ryanair Holdings PLC sponsored ADR	290,500	42,293,895
		43,290,394
Professional Services - 0.2%
Equifax, Inc.	4,000	1,070,080
RELX PLC (London Stock Exchange)	24,500	1,056,573
Thomson Reuters Corp.	49,291	7,670,845
Verisk Analytics, Inc.	59,700	14,073,081
		23,870,579
Trading Companies & Distributors - 1.0%
Fastenal Co.	29,400	2,267,916
Ferguson PLC	15,200	3,320,136
Itochu Corp.	23,200	996,663
Mitsui & Co. Ltd.	23,900	1,117,363
United Rentals, Inc.	64,300	46,367,373
W.W. Grainger, Inc.	48,419	49,256,649
		103,326,100
TOTAL INDUSTRIALS		850,194,161
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	333,449	96,693,541
Motorola Solutions, Inc.	12,500	4,437,250
		101,130,791
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp. Class A	1,732,087	199,796,235
CDW Corp.	68,636	17,555,716
E Ink Holdings, Inc.	144,000	1,021,436
		218,373,387
IT Services - 1.1%
Accenture PLC Class A	210,829	73,075,440
ASAC II LP (a)(b)(c)	2,013,117	338,204
Cloudflare, Inc. (a)	77,530	7,507,230
Gartner, Inc. (a)	13,013	6,202,907
MongoDB, Inc. Class A (a)	15,300	5,487,192
Okta, Inc. (a)	9,700	1,014,814
Shopify, Inc. Class A (a)	291,368	22,478,281
X Holdings Corp. Class A (b)(c)	32,510	872,894
		116,976,962
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Micro Devices, Inc. (a)	608,853	109,891,878
Advantest Corp.	78,000	3,464,983
Analog Devices, Inc.	45,300	8,959,887
Applied Materials, Inc.	90,200	18,601,946
Arm Holdings Ltd. ADR	15,300	1,912,347
ASML Holding NV (depository receipt)	10,500	10,189,935
Astera Labs, Inc.	21,000	1,557,990
Broadcom, Inc.	36,700	48,642,547
KLA Corp.	1,500	1,047,855
Lam Research Corp.	4,800	4,663,536
Lattice Semiconductor Corp. (a)	22,791	1,782,940
Monolithic Power Systems, Inc.	38,632	26,170,089
NVIDIA Corp.	900,160	813,348,570
ON Semiconductor Corp. (a)	85,600	6,295,880
Qualcomm, Inc.	105,700	17,895,010
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	155,100	21,101,355
		1,095,526,748
Software - 9.4%
Adobe, Inc. (a)	36,966	18,653,044
ANSYS, Inc. (a)	3,100	1,076,196
Cadence Design Systems, Inc. (a)	459,262	142,959,075
Check Point Software Technologies Ltd. (a)	25,700	4,215,057
Clear Secure, Inc.	170,318	3,622,664
Confluent, Inc. (a)	17,700	540,204
CoreWeave, Inc. (b)(c)	7,760	3,028,030
Crowdstrike Holdings, Inc. (a)	30,600	9,810,054
Datadog, Inc. Class A (a)	39,707	4,907,785
Dynatrace, Inc. (a)	140,400	6,520,176
Fair Isaac Corp. (a)	200	249,922
HubSpot, Inc. (a)	6,969	4,366,497
Intuit, Inc.	14,283	9,283,950
JFrog Ltd. (a)	5,605	247,853
Magic Leap, Inc.:
Class A (a)(b)(c)	72,297	16,628
warrants (a)(b)(c)	39,573	9,102
Microsoft Corp.	1,420,649	597,695,447
Palo Alto Networks, Inc. (a)	60,500	17,189,865
Roper Technologies, Inc.	4,600	2,579,864
Salesforce, Inc.	302,194	91,014,789
Samsara, Inc. (a)	138,969	5,251,639
ServiceNow, Inc. (a)	31,700	24,168,080
Stripe, Inc. Class B (a)(b)(c)	26,700	666,432
Synopsys, Inc. (a)	58,100	33,204,150
Tanium, Inc. Class B (a)(b)(c)	408,212	3,633,087
Varonis Systems, Inc. (a)	4,800	226,416
Workday, Inc. Class A (a)	13,600	3,709,400
Zoom Video Communications, Inc. Class A (a)	60,200	3,935,274
Zscaler, Inc. (a)	5,300	1,020,939
		993,801,619
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	1,516,800	260,100,864
Dell Technologies, Inc.	104,919	11,972,307
Samsung Electronics Co. Ltd.	71,700	4,292,268
		276,365,439
TOTAL INFORMATION TECHNOLOGY		2,802,174,946
MATERIALS - 2.2%
Chemicals - 0.3%
Linde PLC	15,700	7,289,824
Sherwin-Williams Co.	30,691	10,659,905
Westlake Corp.	99,952	15,272,666
		33,222,395
Construction Materials - 0.2%
CRH PLC	84,300	7,271,718
Martin Marietta Materials, Inc.	7,600	4,665,944
Vulcan Materials Co.	33,200	9,060,944
		20,998,606
Metals & Mining - 1.7%
ATI, Inc. (a)	21,250	1,087,363
B2Gold Corp.	1,474,133	3,863,403
Franco-Nevada Corp.	93,117	11,095,260
Freeport-McMoRan, Inc.	569,000	26,754,380
Ivanhoe Electric, Inc. (a)	327,100	3,205,580
Ivanhoe Mines Ltd. (a)	3,572,189	42,616,791
Lundin Gold, Inc.	31,500	442,774
Novagold Resources, Inc. (a)	420,034	1,255,869
Nucor Corp.	247,373	48,955,117
Orla Mining Ltd. (a)	1,620,700	6,137,973
Steel Dynamics, Inc.	261,840	38,812,543
		184,227,053
TOTAL MATERIALS		238,448,054
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis, Inc.	15,500	2,018,410
UTILITIES - 0.4%
Electric Utilities - 0.4%
Constellation Energy Corp.	200,848	37,126,753
Kansai Electric Power Co., Inc.	75,000	1,070,161
NRG Energy, Inc.	23,500	1,590,715
		39,787,629
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	59,000	4,109,350
TOTAL UTILITIES		43,896,979
TOTAL COMMON STOCKS (Cost $4,230,340,323)		10,320,968,695

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	37,932	8,742,188

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	19,024	8,941
Series C(a)(b)(c)	74,857	59,137
Series D(a)(b)(c)	127,700	146,855
		214,933
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	800	201,072

TOTAL CONSUMER DISCRETIONARY		416,005

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	3,340	134,168
Series H(a)(b)(c)	3,970	202,152
		336,320
Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(b)(c)	13,266	96,444
Series D1(b)(c)	7,186	30,181
		126,625
TOTAL CONSUMER STAPLES		462,945

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	38,025	1,137,328
Tenstorrent Holdings, Inc. Series C1 (b)(c)	23,737	1,436,563
		2,573,891
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	194,500	674,915

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	79,800	1,291,164
Series F(a)(b)(c)	4,099	66,322
Somatus, Inc. Series E (a)(b)(c)	842	931,479
		2,288,965
TOTAL HEALTH CARE		2,963,880

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.7%
Relativity Space, Inc.:
Series E(a)(b)(c)	125,290	2,692,482
Series F(b)(c)	80,375	1,723,240
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	36,460	35,366,200
Series H(a)(b)(c)	7,256	7,038,320
Series N(a)(b)(c)	24,552	23,815,440
		70,635,682
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	66,084	2,373,076
Series F(b)(c)	129,467	4,649,160
		7,022,236
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	15,787	1,968,955

TOTAL INDUSTRIALS		79,626,873

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Moloco, Inc. Series A (b)(c)	35,442	1,584,612
Nuro, Inc.:
Series C(a)(b)(c)	190,290	723,102
Series D(a)(b)(c)	36,736	174,863
Stripe, Inc.:
Series H(a)(b)(c)	11,500	287,040
Series I(b)(c)	128,075	3,196,752
		5,966,369
TOTAL CONVERTIBLE PREFERRED STOCKS		100,752,151
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	61,811	1,848,767

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (a)(b)(c)	275,569	581,451

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,430,218
TOTAL PREFERRED STOCKS (Cost $53,157,564)		103,182,369

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c) (Cost $150,652)	150,652	281,267

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	170,302,801	170,336,862
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	11,066,386	11,067,493
TOTAL MONEY MARKET FUNDS (Cost $181,404,355)		181,404,355

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,465,052,894)	10,605,836,686
NET OTHER ASSETS (LIABILITIES) - 0.1%	10,402,077
NET ASSETS - 100.0%	10,616,238,763

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $177,044,327 or 1.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,383,970 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $2,934,343 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAC II LP	10/10/13	155,030

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,628,745

Blu Investments LLC	5/21/20	36,484

Bowery Farming, Inc. Series C1	5/18/21	799,267

Bowery Farming, Inc. Series D1	10/25/23	67,895

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	4,156,368

Canva, Inc. Class A	3/18/24	7,359,962

Circle Internet Financial Ltd. Series E	5/11/21	1,003,200

Circle Internet Financial Ltd. Series F	5/09/22	1,602,374

CoreWeave, Inc.	11/29/23	2,404,514

Discord, Inc. Series I	9/15/21	440,500

ElevateBio LLC Series C	3/09/21	815,928

Epic Games, Inc.	7/13/20 - 7/30/20	4,082,500

Fanatics, Inc. Class A	8/13/20 - 12/15/21	4,645,244

GoBrands, Inc. Series G	3/02/21	834,056

GoBrands, Inc. Series H	7/22/21	1,542,308

Lyra Health, Inc. Series E	1/14/21	730,697

Lyra Health, Inc. Series F	6/04/21	64,372

Magic Leap, Inc. Class A	10/17/14 - 10/06/17	35,136,389

Magic Leap, Inc. Series AA	7/07/20	4,756,362

Magic Leap, Inc. warrants	7/07/20	0

Moloco, Inc. Series A	6/26/23	2,126,520

Nuro, Inc. Series C	10/30/20	2,484,160

Nuro, Inc. Series D	10/29/21	765,788

Rad Power Bikes, Inc.	1/21/21	703,890

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	91,769

Rad Power Bikes, Inc. Series C	1/21/21	361,098

Rad Power Bikes, Inc. Series D	9/17/21	1,223,851

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	150,652

Relativity Space, Inc. Series E	5/27/21	2,861,010

Relativity Space, Inc. Series F	11/14/23	1,821,860

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	3,520,000

Somatus, Inc. Series E	1/31/22	734,759

Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	3,185,238

Space Exploration Technologies Corp. Class C	9/11/17	105,705

Space Exploration Technologies Corp. Series G	1/20/15	2,824,191

Space Exploration Technologies Corp. Series H	8/04/17	979,560

Space Exploration Technologies Corp. Series N	8/04/20	6,629,040

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,151,959

Stripe, Inc. Class B	5/18/21	1,071,428

Stripe, Inc. Series H	3/15/21	461,438

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,578,680

Tanium, Inc. Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,411,288

TulCo LLC	8/24/17 - 12/14/17	2,637,065

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	2,679,642

X Holdings Corp. Class A	10/25/22	3,251,000

Zipline International, Inc.	10/12/21	1,037,880

Zipline International, Inc. Series E	12/21/20	2,156,281

Zipline International, Inc. Series F	4/11/23	5,204,198

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	252,115,689	598,243,175	680,022,002	3,492,943	-	-	170,336,862	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	29,369,645	31,866,639	50,168,791	23,285	-	-	11,067,493	0.0%
Total	281,485,334	630,109,814	730,190,793	3,516,228	-	-	181,404,355

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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